Shareholders' capital - Reconciliation of Change in Balance (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jul. 08, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Shareholder's Capital
Balance, beginning of year		$ 3,918,898	$ 4,142,566	$ 4,243,794
Balance, beginning of year (shares)		154,344,000	162,271,000	163,227,000
Vesting of equity based awards (shares)			1,181,000	3,657,000
Share-settled dividends on vested equity based awards (shares)			87,000	64,000
Repurchase of shares			$ 140,707	$ 94,838
Repurchase of shares (in shares)			(9,267,000)	(5,332,000)
Balance, end of year			$ 3,918,898	$ 4,142,566
Balance, end of year (shares)			154,344,000	162,271,000
NCIB purchasable common shares	15,689,839
NCIB common shares acquired and cancelled		900,000	9,300,000	5,300,000
NCIB common shares acquired and cancelled, value		$ 12,100	$ 140,700	$ 94,800
Equity based compensation
Disclosure Of Shareholder's Capital
Shares issued for equity based compensation (shares)			72,000	655,000
Issued capital
Disclosure Of Shareholder's Capital
Vesting of equity based awards			$ 12,707	$ 23,575
Shares issued for equity based compensation			985	11,242
Share-settled dividends on vested equity based awards			1,382	1,179
Repurchase of shares			$ (238,742)	$ (137,224)